Geographic and Other Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 193,043	$ 188,523	$ 182,431	$ 177,318	$ 171,936	$ 160,167	$ 151,992	$ 145,750	$ 741,315	$ 629,845	$ 520,296
Directi and BuyDomains [Member]
Segment Reporting Information [Line Items]
Revenue									$ 52,600	$ 28,300
Percentage of revenue									7.00%	4.00%